UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Core Fund
December 31, 2012 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--6.7%
Comerica	43,400		1,316,756
Huntington Bancshares	175,200		1,119,528
KeyCorp	283,300		2,385,386
Regions Financial	261,800		1,864,016
			6,685,686
Capital Goods--8.8%
Aecom Technology	25,600	a	609,280
Chicago Bridge & Iron & Co.	34,700		1,608,345
Lennox International	19,800		1,039,896
Lincoln Electric Holdings	55,000		2,677,400
Toro	53,700		2,308,026
WABCO Holdings	8,500	a	554,115
			8,797,062
Commercial & Professional Services--2.3%
Deluxe	70,600		2,276,144
Consumer Durables & Apparel--2.4%
Hanesbrands	66,100	a	2,367,702
Consumer Services--4.1%
Bally Technologies	43,400	a	1,940,414
H&R Block	114,600		2,128,122
			4,068,536
Diversified Financials--2.8%
Apollo Investment	272,400		2,277,264
Discover Financial Services	11,000		424,050
NASDAQ OMX Group	4,800		120,048
			2,821,362
Energy--9.0%
Helix Energy Solutions Group	127,505	a	2,631,703
HollyFrontier	64,000		2,979,200
Marathon Petroleum	11,700		737,100
Tesoro	48,300		2,127,615
Tidewater	11,800		527,224
			9,002,842
Food, Beverage & Tobacco--2.2%
Universal	44,500	b	2,220,995
Health Care Equipment & Services--5.7%
ResMed	67,100	b	2,789,347
Thoratec	57,800	a	2,168,656
Universal Health Services, Cl. B	14,700		710,745
			5,668,748
Household & Personal Products--2.1%
Energizer Holdings	7,800		623,844
Nu Skin Enterprises, Cl. A	38,500	b	1,426,425
			2,050,269
Insurance--2.0%
Assurant	6,100		211,670
Protective Life	8,100		231,498
Reinsurance Group of America	27,000		1,445,040
White Mountains Insurance Group	270		139,050
			2,027,258

Materials--5.1%
Minerals Technologies	65,000		2,594,800
Worthington Industries	96,500		2,508,035
			5,102,835
Media--3.5%
Scholastic	37,000		1,093,720
Valassis Communications	91,500	b	2,358,870
			3,452,590
Pharmaceuticals, Biotech & Life Sciences--6.1%
Agilent Technologies	5,500		225,170
Charles River Laboratories
International	22,800	a	854,316
Mettler-Toledo International	12,500	a	2,416,250
United Therapeutics	22,600	a	1,207,292
Warner Chilcott, Cl. A	112,653		1,356,342
			6,059,370
Real Estate--7.1%
BRE Properties	1,200	c	60,996
CBL & Associates Properties	88,800	c	1,883,448
Hospitality Properties Trust	4,300	c	100,706
Kimco Realty	3,100	c	59,892
Mack-Cali Realty	80,800	c	2,109,688
Rayonier	49,050	b,c	2,542,262
Weingarten Realty Investors	10,600	c	283,762
			7,040,754
Retailing--6.5%
ANN	5,800	a	196,272
Dillard's, Cl. A	27,500		2,303,675
GameStop, Cl. A	77,900	b	1,954,511
O'Reilly Automotive	22,000	a	1,967,240
			6,421,698
Semiconductors & Semiconductor Equipment--.5%
LSI	76,800	a	543,744
Software & Services--9.5%
Acxiom	35,500	a	619,830
Broadridge Financial Solutions	92,900		2,125,552
CA	51,600		1,134,168
Cadence Design Systems	87,600	a	1,183,476
Fair Isaac	34,800		1,462,644
Intuit	15,900		946,050
Total System Services	90,900		1,947,078
			9,418,798
Technology Hardware & Equipment--5.0%
Brocade Communications Systems	361,000	a	1,924,130
Plantronics	57,600		2,123,712
Tech Data	19,500	a	887,835
			4,935,677
Transportation--4.3%
Alaska Air Group	61,800	a	2,662,962
Landstar System	30,300		1,589,538
			4,252,500
Utilities--3.8%
Aqua America	51,100		1,298,962
IDACORP	12,500		541,875
Wisconsin Energy	53,100		1,956,735
			3,797,572
Total Common Stocks
(cost $86,583,329)			99,012,142

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $167,168)	167,168 [d]	167,168
Investment of Cash Collateral for
Securities Loaned--11.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,763,623)	11,763,623 [d]	11,763,623
Total Investments (cost $98,514,120)	111.5%	110,942,933
Liabilities, Less Cash and Receivables	(11.5%)	(11,479,495)
Net Assets	100.0%	99,463,438

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2012, the value of the fund's securities on loan was $11,721,454 and the value of the collateral held by the fund was $11,763,623.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $12,428,813 of which $14,427,286 related to appreciated investment securities and $1,998,473 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	12.0
Software & Services	9.5
Energy	9.0
Capital Goods	8.8
Real Estate	7.1
Banks	6.7
Retailing	6.5
Pharmaceuticals, Biotech & Life Sciences	6.1
Health Care Equipment & Services	5.7
Materials	5.1
Technology Hardware & Equipment	5.0
Transportation	4.3
Consumer Services	4.1
Utilities	3.8
Media	3.5
Diversified Financials	2.8
Consumer Durables & Apparel	2.4
Commercial & Professional Services	2.3
Food, Beverage & Tobacco	2.2
Household & Personal Products	2.1
Insurance	2.0
Semiconductors & Semiconductor Equipment	.5
111.5

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	99,012,142	-	-	99,012,142
Mutual Funds	11,930,791	-	-	11,930,791

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

By: /s/James Windels
James Windels Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)